Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Amortization expense	$ 4,953	$ 335,538	$ 119,218
Impairment of intangible assets		$ 536,206